Revenue - Operating Leases (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023 vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel
Property Subject to or Available for Operating Lease [Line Items]
Lessor, Operating Lease, Payments to be Received, Next Twelve Months		$ 30,900
At cost, less accumulated depreciation of $171,800 (2021 – $271,900)		429,987	$ 925,249
Accumulated depreciation		171,800	$ 271,900
Lessor, Operating Lease, Payments to be Received, Two Years		10,900
Teekay Tankers
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel			8
Transportation Equipment
Property Subject to or Available for Operating Lease [Line Items]
At cost, less accumulated depreciation of $171,800 (2021 – $271,900)		48,100	$ 61,700
Property, Plant and Equipment, Gross		53,400	74,300
Accumulated depreciation		$ 5,300	$ 12,600
Aframax Charters Out | Time-charter [Member] | Charters out expiring in 2023 and 2024
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel		2
LR2 and Aframax Tankers | Teekay Tankers
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract			24 months
Number Of Vessels Chartered In | vessel		1
LR2 and Aframax Tankers | Teekay Tankers | Subsequent Events
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract	1 year
Number Of Vessels Chartered In | vessel	2
LR2 and Aframax Tankers | Teekay Tankers | Subsequent Events | December 2022 contract
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract	3 years
Number Of Vessels Chartered In | vessel	1